Property, Plant and Equipment - Summary of Capitalized Cost for Exploratory Wells (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($) Well Project	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Disclosure Of Property Plant And Equipment Capitalized Cost Evolution [Line Items]
Amount	$ 28,629	$ 24,944	$ 16,016
From 1 to 5 years [member]
Disclosure Of Property Plant And Equipment Capitalized Cost Evolution [Line Items]
Amount	$ 413
Number of projects | Project	3
Number of Wells | Well	3